Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
CASH FLOW FROM OPERATING ACTIVITIES
Net Earnings	$ 10,514	$ 9,672	$ 13,334
Adjustments to reconcile net earnings to cash flows from operating activities:
Depreciation and amortization of property and intangibles	3,666	3,158	2,939
Stock based compensation	662	621	614
Noncontrolling interest	339	0	0
Asset write-downs and impairments	2,131	160	0
Deferred tax provision	(39)	(836)	356
Accounts receivable allowances	92	32	12
Changes in assets and liabilities, net of effects from acquisitions:
Increase in accounts receivable	(9)	(915)	(207)
Increase in inventories	(1)	(715)	(196)
Increase in accounts payable and accrued liabilities	2,768	493	20
Increase in other current and non-current assets	(2,172)	(1,785)	(574)
(Decrease)/Increase in other current and non-current liabilities	(2,555)	4,413	87
NET CASH FLOWS FROM OPERATING ACTIVITIES	15,396	14,298	16,385
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(2,934)	(2,893)	(2,384)
Proceeds from the disposal of assets	1,509	1,342	524
Acquisitions, net of cash acquired	(4,486)	(2,797)	(1,269)
Purchases of investments	(13,434)	(29,882)	(15,788)
Sales of investments	14,797	30,396	11,101
Other (primarily intangibles)	38	(778)	(38)
NET CASH USED BY INVESTING ACTIVITIES	(4,510)	(4,612)	(7,854)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends to shareholders	(6,614)	(6,156)	(5,804)
Repurchase of common stock	(12,919)	(2,525)	(2,797)
Proceeds from short-term debt	3,268	9,729	7,874
Retirement of short-term debt	(6,175)	(11,200)	(6,565)
Proceeds from long-term debt	45	4,470	1,118
Retirement of long-term debt	(804)	(16)	(32)
Proceeds from the exercise of stock options/excess tax benefits	2,720	1,246	1,226
Other	(83)	0	0
NET CASH USED BY FINANCING ACTIVITIES	(20,562)	(4,452)	(4,980)
Effect of exchange rate changes on cash and cash equivalents	45	(47)	(6)
(Decrease)/increase in cash and cash equivalents	(9,631)	5,187	3,545
Cash and Cash equivalents, beginning of period	24,542	19,355	15,810
CASH AND CASH EQUIVALENTS, END OF PERIOD	14,911	24,542	19,355
Supplemental schedule of non-cash investing and financing activities
Interest Paid	616	576	491
Income Taxes Paid	2,507	2,970	2,442
Treasury Stock Issued For Employee Compensation And Stock Option Plans Net Of Cash Proceeds	615	433	673
Debt Conversion, Converted Instrument, Amount	0	1	1
Acquisitions
Fair value of assets acquired	19,025	3,025	1,321
Fair value of liabilities assumed and non-controlling interests	(1,204)	(228)	(52)
Net fair value of acquisitions	17,821	2,797	1,269
Net cash paid for aquisitions	4,486	2,797	1,269
Synthes, Inc [Member]
Acquisitions
Issuance of common stock associated with the acquisition of Synthes	$ 13,335	$ 0	$ 0